Financial instruments: classification - Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Financial instruments
Liabilities	£ 763,826	£ 679,483
Financial Liabilities	763,826
Items in course of transmission to other banks	0	2
Lease liabilities	1,781	1,823
Certificates of Deposit and Other Commercial Paper
Financial instruments
Items in course of transmission to other banks	57	50
Bank deposits
Financial instruments
Financial Liabilities	21,119	20,493
Customer deposits
Financial instruments
Financial Liabilities	408,268	369,247
Settlement balances
Financial instruments
Financial Liabilities	6,895	4,069
Trading liabilities
Financial instruments
Financial Liabilities	75,540	73,949
Derivatives
Financial instruments
Financial Liabilities	179,859	146,879
Net hedging derivative liabilities	298	202
Derivatives | Bonds and Medium Term Notes
Financial instruments
Net hedging derivative liabilities	44	22
Other financial liabilities
Financial instruments
Financial Liabilities	49,681	45,220
Subordinated liabilities
Financial instruments
Financial Liabilities	13,558	9,979
Other liabilities
Financial instruments
Financial Liabilities	8,906	9,647
Financial Assets and Liabilities, Category
Financial instruments
Liabilities	4,760	5,618
Other liabilities | Other liabilities
Financial instruments
Liabilities	4,760	5,618
Held-for-trading | Trading liabilities
Financial instruments
Financial Liabilities	75,540	73,949
Held-for-trading | Derivatives
Financial instruments
Financial Liabilities	179,859	146,879
Held-for-trading | Financial Assets and Liabilities, Category
Financial instruments
Liabilities		220,828
Financial Liabilities	255,399
DFV | Other financial liabilities
Financial instruments
Financial Liabilities	2,119	2,258
DFV | Subordinated liabilities
Financial instruments
Financial Liabilities	734	724
DFV | Financial Assets and Liabilities, Category
Financial instruments
Liabilities		2,982
Financial Liabilities	2,853
Amortised cost | Bank deposits
Financial instruments
Financial Liabilities	21,119	20,493
Amortised cost | Customer deposits
Financial instruments
Financial Liabilities	408,268	369,247
Amortised cost | Settlement balances
Financial instruments
Financial Liabilities	6,895	4,069
Amortised cost | Other financial liabilities
Financial instruments
Financial Liabilities	47,562	42,962
Amortised cost | Subordinated liabilities
Financial instruments
Financial Liabilities	12,824	9,255
Amortised cost | Other liabilities
Financial instruments
Financial Liabilities	4,146	4,029
Amortised cost | Financial Assets and Liabilities, Category
Financial instruments
Liabilities		£ 450,055
Financial Liabilities	£ 500,814